Document and Entity Information	Mar. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001825265
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	TCW Direct Lending VIII LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01420
Entity Tax Identification Number	86-3307898
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false